Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Current Liabilities
Other Current Liabilities

(23)    Other Current Liabilities

Details at 31 December are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020
Salaries payable	175,710	121,972
Other payables	23	1,046
Deferred income	32,970	22,934
Advances received	10,569	7,210
Other current liabilities	219,272	153,162

At December 31, 2021 and December 31, 2020, the advances received are contract liabilities relate to unperformed performance obligations for which Grifols has received a consideration from the customer.